Stockholders’ Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Stockholders’ Equity

8.	Stockholders’ Equity:

The holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company’s ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation. The Company’s common stock has no par value per common stock and there is only one class of common shares. The Company has an unlimited number of common shares authorized for issue.

(a) Common stock issuances:

There were no stock issuances during the quarter ended June 30, 2026 and 2025.

(b) Stock option plans:

2015 stock option plan

In the year ended December 31, 2015, the shareholders approved the 2015 stock option plan. The 2015 stock option plan as amended in November 2020, is intended to provide incentive to employees, directors, advisors and consultants of the Company to encourage proprietary interest in the Company, to encourage such employees to remain in the employ of the Company or such directors, advisors and consultants to remain in the service of the Company, and to attract new employees, directors, advisors and consultants with outstanding qualifications.

During the year ended December 31, 2024, a new 10% “rolling” stock option plan (the “2024 Stock Option Plan”) that complies with the updated TSX Policy 4.4 was approved by the TSX-V, the Board of Directors and the Company’s shareholders. The 2024 Stock Option Plan will replace 2015 Stock Option Plan. Options granted under the 2015 Stock Option Plan will continue to be governed by the 2015 Stock Option Plan. The 2015 Stock Option plan will continue to exist until the stock options granted under the 2015 Stock Option are exercised, cancelled or expire. All new stock option grants will be made under the 2024 Stock Option Plan.

There were no options granted during the period ended June 30, 2026.

During the period ended June 30, 2026, 1,006,000 options at CAD$1.02 (US$0.81) expired unexercised. During the period ended March 31, 2026, 789,000 options at CAD$0.50 ($0.39) expired unexercised and 55,000 options were cancelled.

Subsequent to the period ended June 30, 2026, 200,000 options at CAD$0.66 (US$0.53) expired unexercised.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

8.	Stockholders’ Equity: (Continued)

(b) Stock option plans: (Continued)

A summary of stock option activity for the stock option plans for the quarter ended June 30, 2026 and the year ended December 31, 2025 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2024	10,359,750	$0.31

Granted	2,158,333	0.18
Expired	(1,930,400)	(0.33)
Cancelled	(110,000)	(0.19)
Outstanding December 31, 2025	10,477,683	$0.29

Cancelled	(55,000)	(0.16)
Expired	(1,795,600)	(0.63)

Outstanding June 30, 2026	8,627,083	$0.23

The aggregate intrinsic value for options as of June 30, 2026 was $nil (December 31, 2025 - $784,196).

The following table summarizes information concerning outstanding and exercisable stock options at June 30, 2026:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.20	2,238,750	1,208,925	March 25, 2029
CAD$0.25	2,088,333	417,667	August 21, 2030
CAD$0.30	1,805,000	1,444,000	February 21, 2028
CAD$0.50	2,295,000	2,295,000	February 1, 2027
CAD$0.66	200,000	200,000	July 12, 2026
	8,627,083	5,565,592

During the quarter ended June 30, 2026, the Company recorded stock-based compensation of $44,174 on the options granted and vested (June 30, 2025 – $45,581) and as per the Black-Scholes option-pricing model, with a weighted average fair value per option grant of $0.17 (June 30, 2025 - $0.20).

(c) The Equity Awards Plan:

During the quarter ended March 31, 2025 the Company initiated The Equity Awards Plan to complement the 2024 Stock Option Plan as an integral part of the Companies overall compensation plan.

The Equity Awards Plan is a fixed 10% plan under which the Company may issue such number of security-based compensation (other than options) up to 10% of the issued and outstanding shares as of the date the Equity Awards Plan is implemented.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

8.	Stockholders’ Equity: (Continued)

(c) The Equity Awards Plan: (Continued)

The plan is subject to the following limits (in addition to the 10% fixed cap) for so long as the Shares are listed and posted for trading on the TSXV: (i) not more than two (2%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be granted to any one Consultant in any 12 month period; (ii) unless the Company has obtained Disinterested Shareholder Approval, not more than five (5%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be issued to any one Person in any 12 month period; (iii) Investor Relations Service Providers shall not be eligible to receive any Awards; (iv) the aggregate number of Shares issuable to Insiders at any time under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Shares; (v) the aggregate number of Shares issuable to Insiders within any one (1) year period under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Share.

During the year ended December 31, 2025, the Equity Awards Plan was approved by the TSX Venture Exchange (“TSXV”) and by the Company’s Shareholders at the 2025 Annual General Shareholder meeting.